Deferred Revenues (Schedule of Customer Deposits, Advances, Deferred Revenues, and Deferred Unit Costs) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Deferred revenues total	$ 7,307	$ 4,628
Less current portion	(3,412)	(2,419)
Deferred revenues, non-current	3,895	2,209
Deferred cost of revenue	3,568	1,573
Less current portion	(1,551)	(769)
Deferred cost of revenue, non-current	2,017	804
Customer deposits and advances [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenues total	105	443
Deferred Ekso unit revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenues total	5,327	3,463
Deferred service, leasing and software revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenues total	$ 1,875	$ 722